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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22969

PALMER SQUARE OPPORTUNISTIC INCOME FUND
(Exact name of registrant as specified in charter)

2000 Shawnee Mission Parkway, Suite 300, Mission Woods, KS	66205
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon 235 W. Galena Street, Milwaukee, WI 53212
(Name and address of agent for service)

Registrant's telephone number, including area code:	(414) 299-2295

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX Proxy Voting Records

Fund Name: Palmer Square Opportunistic Income Fund

Reporting Period: 07/1/2019 to 06/30/2020

Vote Summary

PACIFIC DRILLING S.A.
Security	L7257P205				Meeting Type		Annual
Ticker Symbol	PACD				Meeting Date		02-Jun-2020
ISIN	LU1405802361				Agenda		935192651 - Management
Record Date	03-Apr-2020				Holding Recon Date		03-Apr-2020
City /	Country /	United States			Vote Deadline Date		28-May-2020
SEDOL(s)					Quick Code
Item	Proposal		Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	Adopt Accounts for Past Year		Management	For	For	For	For	For
2.	Receive Consolidated Financial Statements		Management	For	For	For	For	For
3.	Adopt Accounts for Past Year		Management	For	For	For	For	For
4.	Miscellaneous Corporate Actions		Management	For	For	For	For	For
5.	Miscellaneous Corporate Actions		Management	For	For	For	For	For
6.	Election of Directors (Full Slate)		Management	For	For	For	For	For
7.	14A Executive Compensation		Management	For	For	For	For	For
8A.	Election of Directors (Full Slate)		Management	For	For	For	For	For
8B.	Election of Directors (Full Slate)		Management	For	For	For	For	For
8C.	Election of Directors (Full Slate)		Management	For	For	For	For	For
8D.	Election of Directors (Full Slate)		Management	For	For	For	For	For
8E.	Election of Directors (Full Slate)		Management	For	For	For	For	For
8F.	Election of Directors (Full Slate)		Management	For	For	For	For	For
8G.	Election of Directors (Full Slate)		Management	For	For	For	For	For
9.	14A Executive Compensation		Management	For	For	For	For	For
10.	14A Executive Compensation Vote Frequency		Management	1 Year	1 Year	For	1 Year	For
11.	Ratify Appointment of Independent Auditors		Management	For	For	For	For	For

Account Number	Account Name		Internal Account		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
143512.1	PALMER SQUARE OPPORTUNISTIC INCOME FUND		PSOIX		UMB BANK, N.A.	12,991	0	12-May-2020	12-May-2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Palmer Square Opportunistic Income Fund

By (Signature and Title)*		/s/ Jeffrey Fox
Jeffrey Fox, President and Principal Executive Officer

Date	August 19, 2020

*	Print the name and title of each signing officer under his or her signature.